Segments - Additional Information (Details) - Customer	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Operating Segments [Line Items]
Number of significant customers	2	1
Customer One
Disclosure Of Operating Segments [Line Items]
Percentage of group’s revenue by significant customers	27.00%	45.00%
Customer Two
Disclosure Of Operating Segments [Line Items]
Percentage of group’s revenue by significant customers	10.00%